INCOME TAXES - Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%	21.00%
Increase (decrease) in the tax rate resulting from:
State taxes, net of federal effect	(15.40%)	4.20%	2.40%
Foreign operations, net	19.30%	3.20%	0.70%
Research and development tax credits	(16.40%)	(1.10%)	(1.10%)
Nondeductible interest	9.90%	0.80%	0.80%
Nondeductible officers' compensation	13.60%	0.70%	0.70%
Impact of Tax Cuts and Jobs Act of 2017	0.00%	0.00%	(2.90%)
Impact of the CARES Act	(49.60%)	0.00%	0.00%
Return to provision adjustments	24.10%	(3.70%)	1.10%
Change in valuation allowance against deferred tax assets	(11.20%)	(0.30%)	0.00%
Other	(6.00%)	1.00%	2.70%
Effective tax (benefit) rate	(10.70%)	25.80%	25.40%
Tax benefit as a result of the Tax Cuts and Jobs Act			$ 1.7